Annual Fund Operating Expenses - AIG Government Money Market Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.49%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.14%
Fee Waivers and/or Expense Reimbursements		[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.14%	[1],[2]
Class I
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.48%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	0.98%
Fee Waivers and/or Expense Reimbursements	0.18%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%	[1],[2]

[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.80% for Class I shares. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors (the “Board”), including a majority of the directors of the Board who are not “interested persons” of SunAmerica Money Market Funds, Inc. as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
[2]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which includes the effect of voluntary waivers and/or reimbursements.